Revenue - Schedule of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2015 CNY (¥)
Product Information [Line Items]
Less: sales tax	¥ 756		¥ 269	¥ 47
Total	1,328,367	$ 201,610	1,040,329	745,850
Tuition Income from Kindergartens, Primary, Middle and High Schools Programs
Product Information [Line Items]
Revenue, Gross	1,001,322		824,216	609,033
Tuition Income From Training Institutes
Product Information [Line Items]
Revenue, Gross	71,268		25,697
Education Materials
Product Information [Line Items]
Revenue, Gross	6,187		4,039	4,260
Meal Income
Product Information [Line Items]
Revenue, Gross	159,257		126,490	94,317
Boarding Income
Product Information [Line Items]
Revenue, Gross	55,286		44,385	31,492
Other Revenue
Product Information [Line Items]
Revenue, Gross	¥ 35,803		¥ 15,771	¥ 6,795